Depreciation and Amortization	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Depreciation and Amortization

5. DEPRECIATION AND AMORTIZATION

Year ended December 31 (millions of Canadian dollars)	2014	2013
Depreciation of property, plant and equipment	565	533
Amortization of intangible assets	53	48
Asset removal costs	81	79
Amortization of regulatory assets	23	16

	722	676